Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of activity of warrants

	Legacy
	Humacyte
	Common Stock	Private Placement		Total Common
	Warrants	Warrants	Public Warrants	Stock Warrants

Outstanding as of December 31, 2020	32,961	—	—	32,961
Common Stock Warrants issued to SVB	287,704	—	—	287,704
Common Stock Warrants as Part of the Merger	—	177,500	5,000,000	5,177,500
Warrants Exercised	(32,961)	—	—	(32,961)
Oustanding as of September 30, 2021	287,704	177,500	5,000,000	5,465,204

Summary of common stock reserved for future issuances

September 30,
2021
Common stock reserved for Contingent Consideration Shares	15,000,000
Exercise of options under stock plans	6,399,888
Issuance of options under stock plans	7,730,503
Shares available for grant under ESPP	1,030,033
Warrants to purchase common stock	5,465,204
35,625,628

	December 31,
	2019	2020

Conversion of Series A redeemable convertible preferred stock	18,421,897	18,421,897
Conversion of Series B redeemable convertible preferred stock	24,137,647	24,137,647
Conversion of Series C redeemable convertible preferred stock	11,241,286	11,241,286
Conversion of Series D redeemable convertible preferred stock	15,812,735	15,812,735
Exercise of options under stock plan	5,220,236	4,813,262
Issuance of options under stock plan	2,736,954	2,948,598
Warrant to purchase common stock	32,961	32,961
	77,603,716	77,408,386

Private Placement Warrants
Schedule of assumptions used in the valuations

	August 26,	September 30,
	2021	2021
Market price of public stock	$10.96	$11.61
Exercise price	$11.50	$11.50
Expected term (years)	5.00	4.91
Expected share price volatility	32.5%	28.5%
Risk-free interest rate	0.68%	0.96%
Estimated dividend yield	0%	0%

Contingent earnout liability
Schedule of assumptions used in the valuations

	August 26,	September 30,
	2021	2021
Current stock price	$10.96	$11.61
Expected share price volatility	79.6%	78.9%
Risk-free interest rate	1.34%	1.55%
Estimated dividend yield	0%	0.0%
Expected term (years)	10.00	10.00